Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share For Each Class of Ordinary Shares - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Class A Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income	$ (3,404)	$ 950,290
Denominator:
Basic weighted average ordinary shares outstanding	81,520	14,940,427
Basic net (loss) income per ordinary share	$ (0.04)	$ 0.06
Class B Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income	$ (264,107)	$ 402,303
Denominator:
Basic weighted average ordinary shares outstanding	6,325,000	6,325,000
Basic net (loss) income per ordinary share	$ (0.04)	$ 0.06